AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

June 10, 2016

Registration Nos. 2-92633

811-04087

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 179	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 180	☒

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code)

(585) 325-6880

James E. Mikolaichik

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 12, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Investment Company Shares

This Post-Effective Amendment No. 179 to the Registration Statement of the Manning & Napier Fund, Inc. (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 171 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (the “SEC”) on December 30, 2015 (Accession No. 0001193125-15-416921). The effectiveness of Post-Effective Amendment No. 171 was previously delayed pursuant to Post-Effective Amendment No. 173, filed with the SEC on March 7, 2016 (Accession No. 0001193125-16-494345), Post-Effective Amendment No. 175, filed with the SEC on April 12, 2016 (Accession No. 0001193125-16-538082), and Post-Effective Amendment No. 177, filed with the SEC on May 13, 2016 (Accession No. 0001193125-16-589742).

This Post-Effective Amendment No. 179 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 171.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 179 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York on the 10th day of June, 2016.

Manning & Napier Fund, Inc. (Registrant)

By	/s/ James E. Mikolaichik
James E. Mikolaichik
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 179 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Mikolaichik James E. Mikolaichik	President, Principal Executive Officer, Director	June 10, 2016

/s/ * Harris H. Rusitzky	Director	June 10, 2016

/s/ * Peter L. Faber	Director	June 10, 2016

/s/ * Stephen B. Ashley	Director	June 10, 2016

/s/ * Paul A. Brooke	Director	June 10, 2016

/s/ * Chester N. Watson	Director	June 10, 2016

/s/ Christine Glavin Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	June 10, 2016

* By: /s/ Christine Glavin Christine Glavin

Pursuant to powers of attorney dated November 21, 2002, January 10, 2008, and August 22, 2012. See Item 28(q), Item 28(q)(1), and Item 28(q)(2) of this Registration Statement.